Parent Entity Financial Information (Tables)	6 Months Ended
Dec. 31, 2022
Statement of financial position [abstract]
Summary of Information Extracted From Books and Records of Parent

The following information has been extracted from the books and records of the parent and has been prepared in accordance with International Financial Reporting Standards.

	At December 31,	Restated At June 30,
(in U.S. Dollars)	2022	2022	2021
Balance sheet
ASSETS
Current assets
Cash and cash equivalents	$84,366,622	$125,042,325	$101,654,677
Trade and other receivables	36,298	22,033	99,729
Prepayments	901,634	3,647,030	1,848,844
Total current assets	85,304,554	128,711,388	103,603,250

Non-current assets
Amounts due from related parties	124,178,058	105,367,648	31,641,488
Exploration and evaluation assets	2,364,946	2,371,171	2,499,979
Intangibles	—	—	—
Investment securities at fair value through profit or loss	16,490,271	16,666,619	—
Investments	—	—	2,641,517
Other assets	7,468	7,548	6,344
Total non-current assets	143,040,743	124,412,986	36,789,328
Total assets	$228,345,297	$253,124,374	$140,392,578

LIABILITIES
Payables	2,289,028	1,990,896	1,942,742
Total current liabilities	2,289,028	1,990,896	1,942,742
Total liabilities	2,289,028	1,990,896	1,942,742
Net assets	226,056,269	251,133,478	138,449,836
EQUITY
Contributed equity	338,108,198	338,011,842	167,744,960
Reserves	20,318,892	18,294,596	30,737,189
Accumulated losses	(132,370,821)	(105,172,960)	(60,032,313)
Total equity	$226,056,269	$251,133,478	$138,449,836

	At December 31,	Year Ended June 30,
	2022	2022	2021
Statement of Profit or Loss and Other Comprehensive Income
Total loss and total comprehensive loss	$(27,197,861)	$(45,140,648)	$(5,644,299)